Award Timing Disclosure	12 Months Ended
Jan. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Committee approves all equity awards granted to the executive officers. Approval of the equity awards for the executive officers generally occurs at the Committee’s regularly scheduled quarterly meeting for the first quarter of each year, although on occasion the Committee has approved new-hire, retention, or promotion grants outside of that cycle.
Award Timing Method	The Committee does not take material non-public information into account when determining the timing and terms of stock options, except that if the Company determines that it is in possession of material non-public information on an anticipated grant date, the compensation committee expects to defer the grant until a date on which the Company is not in possession of material non-public information. In addition, the Committee does not time the release of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Committee does not take material non-public information into account when determining the timing and terms of stock options, except that if the Company determines that it is in possession of material non-public information on an anticipated grant date, the compensation committee expects to defer the grant until a date on which the Company is not in possession of material non-public information.
MNPI Disclosure Timed for Compensation Value	false